Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator U.S. Equity Buffer ETF™ – June

Innovator U.S. Equity Power Buffer ETF™ – June

Innovator U.S. Equity Ultra Buffer ETF™ – June

Innovator International Developed Power Buffer ETF™ – June

Innovator Growth-100 Power Buffer ETF™ – June

Innovator U.S. Small Cap Power Buffer ETF™ – June

(each, a “Fund” and together, the “Funds”)

Supplement To Each Fund’s Prospectus
Dated February 27, 2025

May 23, 2025

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The current Outcome Period for each Fund will end on May 31, 2025, and each Fund will commence a new Outcome Period that will begin on June 1, 2025 and end on May 31, 2026. Each Fund’s Cap will not be determined until the start of the new Outcome Period on June 1, 2025. A supplement to each Fund’s prospectus will be filed on May 30, 2025 that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of May 23, 2025, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator U.S. Equity Buffer ETF™ – June	BJUN	15.56% – 17.06% (14.77% – 16.27% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Power Buffer ETF™ – June	PJUN	11.82% – 13.57% (11.03% – 12.78% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Ultra Buffer ETF™ – June	UJUN	10.95% – 12.70% (10.16% – 11.91% after taking into account the Fund’s unitary management fee)
Innovator International Developed Power Buffer ETF™ – June	IJUN	10.40% – 15.40% (9.55% – 14.55% after taking into account the Fund’s unitary management fee)
Innovator Growth-100 Power Buffer ETF™ – June	NJUN	14.71% – 16.71% (13.92% – 15.92% after taking into account the Fund’s unitary management fee)
Innovator U.S. Small Cap Power Buffer ETF™ – June	KJUN	15.16% – 18.16% (14.37% – 17.37% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference